Subsequent Events (Details Textual) (USD $)	3 Months Ended		12 Months Ended			0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 02, 2015
Subsequent Event [Line Items]
Common Stock, Shares Outstanding	4,147,633		4,145,547	4,095,650
Stock Issued During Period, Value, New Issues	$ 24,000	$ 13,000	$ 54,000	$ 37,000	$ 22,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues						25,000,000
Subsequent Event [Member] | Patapsco [Member]
Subsequent Event [Line Items]
Business Acquisition, Share Price						$ 5.09
Common Stock, Shares Outstanding						1,974,843
Investors [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Maximum Ownership Percentage Of Common Stock						9.90%
Stock Issued During Period, Shares, New Issues						2,173,913
Sale of Stock, Price Per Share						$ 11.50
Merger Agreement with Patapsco Bancorp, Inc [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Business Acquisition Cash Consideration Percentage						20.00%
Business Acquisition Percentage Of Consideration Paid In Shares						80.00%
Business Acquisition Cash Payment, Description						The per share cash consideration payable as Merger Consideration is $5.09. Bancorp also has the right to change the mix of cash and stock payable as Merger Consideration at its election, but in no event will the cash portion exceed 50% of the Merger Consideration
Business Combination, Consideration Transferred, Equity Interests Issued and Issuable						$ 10,053,000
Business Acquisition, Equity Interest Issued or Issuable, Basis for Determining Value						The number of shares of Howard common stock constituting the stock portion of the Merger Consideration will be determined by dividing $8,042,400 by the average closing price of Bancorp common stock for the 20 trading days prior to the five business days prior to the effective time of the Merger (the Average Closing Price), except that in no event will (i) such number of shares be less than 478,702 or more than 893,577 and (ii) the fraction (the Exchange Ratio) obtained by dividing $5.09 by the Average Closing Price be less than 0.3030 or more than 0.5656. The per share cash consideration payable as Merger Consideration is $5.09. Bancorp also has the right to change the mix of cash and stock payable as Merger Consideration at its election, but in no event will the cash portion exceed 50% of the Merger Consideration